Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

20.  Employee Benefit Plans

Stock Option Plan

The 2000 Incentive Stock Option Plan expired in May 2010 and was replaced with the 2011 Stock Option Plan in May 2011 (collectively, the “Plans”).  The 2011 Stock Option Plan has essentially the same structure as the 2000 plan. Under the provisions of the Plans, while active, options can be granted to officers and key employees of the Company. The Plans provide that the option price per share is not to be less than the fair market value of the stock on the day the option was granted, but in no event less than the par value of such stock. Options granted under the Plans are exercisable no earlier than one year after the date of grant and expire ten years after the date of the grant.

The Plans are administered by a committee of the Board of Directors, whose members are not eligible to receive options under the Plans. The Committee determines, among other things, which officers and key employees receive options, the number of shares to be subject to each option, the option price and the duration of the option. Options vest over three to five years and are exercisable at the grant price, which is at least the fair market value of the stock on the grant date. All options previously granted under the Plans are scheduled to expire through March 20, 2022. The aggregate number of shares that may be issued upon the exercise of options under the 2011 Stock Option Plan is set at 300,000 shares, and 269,100 shares were available for grant as of December 31, 2012. Total options outstanding at December 31, 2012 have exercise prices between $15.13 and $24.00, with a weighted average exercise price of $19.04 and a weighted average remaining contractual life of 4.5 years.

As of December 31, 2012,  there was $49,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plans. That cost is expected to be recognized through 2017.

Cash received from option exercises under the Plans for the years ended December 31, 2012,  2011 and 2010  was $104,000, $27,000, and $28,000, respectively.

A summary of the status of the Plans as of December 31, 2012,  2011 and 2010, and changes during the years ending on those dates is presented below:

	2012		2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	90,474	$18.85	92,953	$18.83	97,473	$18.71
Granted	19,150	18.00	16,050	17.75	-	-
Exercised	(7,207)	14.47	(1,890)	14.37	(1,960)	14.18
Forfeited	(4,625)	17.89	(16,639)	18.20	(2,560)	18.15
Outstanding at end of year	97,792	$19.04	90,474	$18.85	92,953	$18.83

Options exercisable at year-end	68,361		67,685		78,402
Weighted-average fair value of
of options granted
during the year		$1.98		$1.91		$-
Intrinsic value of options
exercised during the year		$24,444		$7,070		$5,918
Intrinsic value of options
outstanding and exercisable at
December 31, 2012		$37,002

The following table summarizes characteristics of stock options as of December 31, 2012:

		Outstanding		Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life (Years)	Shares
11/18/2003	15.13	6,182	0.59	6,182
11/15/2004	20.25	5,684	0.76	5,684
10/18/2005	24.00	6,566	1.26	6,566
10/17/2006	21.00	7,879	1.50	7,879
10/16/2007	20.05	10,777	2.41	10,777
10/21/2008	21.10	12,552	3.20	12,072
10/20/2009	17.22	17,252	4.18	15,250
9/20/2011	17.75	13,850	8.72	3,951
3/20/2012	18.00	17,050	9.22	-
		97,792		68,361

Defined Benefit Retirement Plan

The Company sponsors a defined benefit retirement plan which covers substantially all of its employees employed prior to December 31, 2007. As of January 1, 2008, the plan was amended to close the plan to new entrants. All active participants as of December 31, 2007 became 100% vested in their accrued benefit and, as long as they remained eligible, continued to accrue benefits until December 31, 2012. The benefits are based on years of service and the employee’s compensation. Effective December 31, 2012, the defined benefit retirement plan was amended to cease future service accruals after that date (frozen). The Company’s funding policy is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide for benefits attributed to service through December 31, 2012. The Company does not expect to contribute to the defined benefit plan in 2013.

Management expects that approximately $40,000 will be recorded as net periodic expense in 2013 for the defined benefit plan, which includes expected amortization out of accumulated other comprehensive loss in 2012. The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the defined benefit retirement’s plan assets at fair value as of December 31, 2012 and December 31, 2011 (in thousands). Assets included in the plan that are not valued in the hierarchy table consist of cash and cash equivalents, totaling $738,000 and $505,000, at December 31, 2012 and 2011, respectively.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2012	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$ 199	$ -	$ 199	$ -
Corporate bonds and notes	3,017	-	3,017	-
Mutual funds
Value funds	1,379	1,379	-	-
Blend funds	1,220	1,220	-	-
Growth funds	1,932	1,932	-	-
Common stocks	3	3	-	-
Money market funds	590	590	-	-
	$ 8,340	$ 5,124	$ 3,216	$ -

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2011	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$ 1,066	$ -	$ 1,066	$ -
Corporate bonds and notes	2,530	-	2,530	-
Mutual funds
Value funds	697	697	-	-
Blend funds	1,305	1,305	-	-
Growth funds	2,063	2,063	-	-
Common stocks	3	3	-	-
Money market funds	456	456	-	-
	$ 8,120	$ 4,524	$ 3,596	$ -

The measurement date for the defined benefit plan is December 31. Information pertaining to the activity in the defined benefit plan is as follows (in thousands):

	Years ended December 31,
	2012	2011
Change in projected benefit obligation (PBO)
PBO at beginning of year	$10,438	$9,009
Service cost	222	192
Interest cost	451	479
Change in assumptions	681	1,247
Curtailment adjustment	(1,393)	-
Actuarial loss (gain)	49	(89)
Benefits paid	(426)	(400)
PBO at end of year	$10,022	$10,438

Change in plan assets
Fair value of plan assets at beginning of year	$8,625	$9,225
Actual return on plan assets, net of expenses	879	(200)
Benefits paid	(426)	(400)
Fair value of plan assets at end of year	$9,078	$8,625

Funded status, included in other liabilities	$(944)	$(1,813)

Amounts recognized in accumulated comprehensive loss
before income taxes consist of:
Unrecognized actual loss	$(3,362)	$(4,609)
Unrecognized prior service cost	-	(58)
Unrecognized net transition asset	1	3
	$(3,361)	$(4,664)

Accumulated benefit obligation	$10,022	$9,061

Pension expense included the following components for the years ended December 31 (in thousands):

	2012	2011	2010

Service cost during the year	$222	$192	$186
Interest cost on projected benefit obligation	451	479	473
Expected return on plan assets	(591)	(631)	(570)
Net accretion (amortization)	56	(2)	(2)
Recognized net actuarial loss	296	152	127
Net periodic benefit cost	434	190	214

Net loss (gain)	(952)	1,990	554
Amortization of net loss	(296)	(152)	(127)
Net (accretion) amortization	(56)	2	2
Total recognized in other comprehensive loss (income)	$(1,304)	$1,840	$429

Total recognized in net periodic benefit cost and other
comprehensive loss (income)	$(870)	$2,030	$643

Assumptions used to determine benefit obligations were:

	2012	2011	2010
Discount rate	4.00%	4.40%	5.50%
Rate of compensation increase	N/A	3.00	4.00

Assumptions used to determine the net periodic benefit cost were:

	2012	2011	2010
Discount rate	4.40%	5.50%	6.00%
Expected long-term return on plan assets	7.00	7.00	7.00
Rate of compensation increase	3.00	3.00	4.00

The investment strategy and investment policy for the retirement plan is to target the plan assets to contain 50% equity and 50% fixed income securities. The asset allocation as of December 31, 2012 was approximately 47% fixed income securities, 50% equities and  3% cash equivalents.

Future expected benefit payments (in thousands):

	2013	2014	2015	2016	2017	2018-2022

Estimated future benefit payments	$431	$438	$432	$438	$457	$2,808

Defined Contribution Plan

The Company has a Defined Contribution Plan under which employees, through payroll deductions, are able to defer portions of their compensation. The Company makes an annual non-elective fully vested contribution equal to 3% of compensation to each eligible participant. As of December 31, 2012, a liability of $161,000 was recorded to satisfy this obligation, and will be credited to employees’ accounts by February 15, 2013. This liability at December 31, 2011 totaled $160,000 and was credited to employee accounts during 2012. Expense incurred under this plan was $157,000, $151,000 and $153,000 in 2012, 2011 and 2010, respectively. Effective January 1, 2013, the Company has amended the Defined Contribution Plan to include an employer matching contribution for employees that elect to defer compensation into this program.

Employee Stock Purchase Plan

The Company has an Employee Stock Purchase Plan under which employees, through payroll deductions, are able to purchase shares of Company stock annually. The option price of the stock purchases is between 95% and 100% of the fair market value of the stock on the offering termination date as determined annually by the Board of Directors. The maximum number of shares which employees may purchase under the Plan is 250,000; however, the annual issuance of shares may not exceed 5,000 shares plus any unissued shares from prior offerings. There were 2,729 shares issued in 2012,  2,413 shares issued in 2011 and 2,118 shares issued in 2010 under this plan. At December 31, 2012, there were 190,380 shares reserved for issuance under the Employee Stock Purchase Plan.

Supplemental Retirement Plans

The Company has non-qualified supplemental retirement plans for directors and key employees. At December 31, 2012 and 2011, the present value of the future liability was $627,000 and $723,000, respectively. For the years ended December 31, 2012, 2011 and 2010, $56,000, $73,000 and $93,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance and annuities. See Note 8.

Deferred Compensation Plans

The Company has entered into deferred compensation agreements with certain directors to provide each director an additional retirement benefit, or to provide their beneficiary a benefit, in the event of pre-retirement death. At December 31, 2012 and 2011, the present value of the future liability was $1,661,000 and $1,728,000, respectively. For the years ended December 31, 2012, 2011 and 2010, $66,000, $83,000 and $90,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance. See Note 8.

Salary Continuation Plans

The Company has non-qualified salary continuation plans for key employees. At December 31, 2012 and 2011, the present value of the future liability was $1,151,000 and $1,111,000, respectively. For the years ended December 31, 2012, 2011 and 2010, $132,000, $136,000 and $96,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance. See Note 8.